Document and Entity Information	12 Months Ended
Nov. 30, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	CRYO-CELL INTERNATIONAL, INC.
Entity Central Index Key	0000862692